PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, equipment and software, net
Total property, equipment and software		¥ 411,177			¥ 371,805
Total accumulated depreciation and amortization		(211,906)			(261,691)
Net book value		199,271		$ 15,784	110,114
Depreciation and amortization expenses	¥ 88,900	88,800	¥ 68,200
Computer equipment
Property, equipment and software, net
Total property, equipment and software		194,513			155,419
Total accumulated depreciation and amortization		(90,134)			(99,358)
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software		147,704			155,548
Total accumulated depreciation and amortization		(100,269)			(142,774)
Software
Property, equipment and software, net
Total property, equipment and software		23,500			26,031
Total accumulated depreciation and amortization		(6,523)			(8,453)
Furniture
Property, equipment and software, net
Total property, equipment and software		19,611			23,491
Total accumulated depreciation and amortization		(8,037)			(8,311)
Vehicles and motors
Property, equipment and software, net
Total property, equipment and software		12,220			6,553
Total accumulated depreciation and amortization		(6,943)			(2,795)
Construction in progress
Property, equipment and software, net
Total property, equipment and software		¥ 13,629			¥ 4,763